Related party balances and transactions - Transactions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 30, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party balances and transactions
Amount of transaction	¥ 50,000
Purchase of products and services
Related party balances and transactions
Amount of transaction			¥ 602,838	¥ 677,775	¥ 293,552
Rental of office space, and administrative services
Related party balances and transactions
Amount of transaction			4,621	6,395	1,093
Other income
Related party balances and transactions
Amount of transaction			7,078	22,846	0
Interest income on loans due from related parties
Related party balances and transactions
Amount of transaction			15,955	9,069	717
Interest expense on borrowings due to related parties
Related party balances and transactions
Amount of transaction			12,163	12,215	131
Loans to related parties
Related party balances and transactions
Amount of transaction			214,000	57,260	28,850
Repayment received of loans to related parties
Related party balances and transactions
Amount of transaction			214,000	29,360	0
Advances to related parties | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction			0	0	19,806
Collection of advances from related parties | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction			0	0	90,155
Repayment of borrowings from related parties
Related party balances and transactions
Amount of transaction			300,000	700,000	65,152
Borrowings from related parties
Related party balances and transactions
Amount of transaction			300,000	700,000	45,152
Transfer of property and equipment to related parties | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction			0	1,604	707
Financial support to related parties | Anhui Xinzhi
Related party balances and transactions
Amount of transaction		¥ 28,500	0	28,500	0
Acquisition of software license rights
Related party balances and transactions
Amount of transaction			¥ 150,000	¥ 0	¥ 0